UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22995

Abacus FCF ETF Trust
(Exact name of registrant as specified in charter)

2101 Park Center Drive, Suite 250

Orlando, FL 32835
(Address of principal executive offices) (Zip code)

Derin Cohen

2101 Park Center Drive, Suite 250

Orlando, FL 32835
(Name and address of agent for service)

1-212-217-2597

Registrant’s telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: January 31, 2025

Item 1. Reports to Stockholders.

(a)

Abacus FCF Leaders ETF
ABFL| (Principal U.S. Listing Exchange: CBOE )
Semi-Annual Shareholder Report | January 31, 2025
This semi-annual shareholder report contains important information about the Abacus FCF Leaders ETF for the period of August 1, 2024, to January 31, 2025. This report also describes changes to the Fund that ocurred during and after the reporting period.   You can find additional information about the Fund at https://abacusfcf.com/abfl/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Abacus FCF Leaders ETF	$31	0.59%
KEY FUND STATISTICS (as of January 31, 2025)

Net Assets	$670,726,405
Number of Holdings	132
Net Advisory Fee	$1,597,405
Portfolio Turnover	34%
30-Day SEC Yield	0.70%
30-Day SEC Yield Unsubsidized	0.70%
Visit https://abacusfcf.com/abfl/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)

Top 10 Issuers	(% of net assets)
Mount Vernon Liquid Assets Portfolio, LLC	6.6%
Apple, Inc.	6.0%
AppLovin Corp.	3.1%
Home Depot, Inc.	3.0%
Mastercard, Inc.	2.9%
AbbVie, Inc.	2.9%
Johnson & Johnson	2.5%
American Express Co.	2.0%
Accenture PLC	1.9%
International Business Machines Corp.	1.8%
Sector Breakdown (% of net assets)

Technology 31.8%
Financials 14.0%
Health Care 13.3%
Communications 12.5%
Consumer Discretionary 11.8%
Industrials 9.2%
Consumer Staples 3.5%
Materials 1.8%
Energy 1.1%
Cash & Other 1.0%

CERTAIN CHANGES TO THE FUND
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus, which is available at https://abacusfcf.com/abfl/ or upon request at 1-800-617-0004.
Changes to Fund’s Investment Adviser:
On December 2, 2024, Abacus Life, Inc., a pioneering alternative asset manager specializing in longevity and actuarial technology, completed the acquisition of FCF Advisors LLC. On December 27, 2024, as part of a rebranding effort in connection with the acquisition, FCF Advisors LLC changed its name to Abacus FCF Advisors LLC.
Abacus FCF Leaders ETF	PAGE 1	TSR-SAR-89628W302

Fund Name Change:
Effective December 13, 2024, the fund name changed to Abacus FCF Leaders ETF (formerly FCF US Quality ETF) as part of a rebranding effort in connection with the acquisition of FCF Advisors LLC by Abacus Life, Inc. The Fund ticker also changed to ABFL (formerly TTAC).
Other Material Fund Changes:
Effective December 27, 2024, the Trust changed its name to Abacus FCF ETF Trust (formerly TrimTabs ETF Trust).
Fee Change:
On February 1, 2025, the Adviser lowered the Fund’s investment advisory fee to 0.49%.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit  https://abacusfcf.com/abfl/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Abacus FCF Advisors LLC documents not be householded, please contact Abacus FCF Advisors LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Abacus FCF Advisors LLC or your financial intermediary.
Abacus FCF Leaders ETF	PAGE 2	TSR-SAR-89628W302

Abacus FCF International Leaders ETF
ABLG| (Principal U.S. Listing Exchange: CBOE )
Semi-Annual Shareholder Report | January 31, 2025
This semi-annual shareholder report contains important information about the Abacus FCF International Leaders ETF for the period of August 1, 2024, to January 31, 2025. This report also describes changes to the Fund that ocurred during and after the reporting period.   You can find additional information about the Fund at https://abacusfcf.com/ablg/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Abacus FCF International Leaders ETF	$30	0.59%
KEY FUND STATISTICS (as of January 31, 2025)

Net Assets	$126,868,509
Number of Holdings	138
Net Advisory Fee	$256,984
Portfolio Turnover	28%
30-Day SEC Yield	2.21%
30-Day SEC Yield Unsubsidized	2.21%
Visit https://abacusfcf.com/ablg/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)

Top 10 Issuers (% of net assets)
Mount Vernon Liquid Assets Portfolio, LLC	6.3%
Roche Holding AG	2.9%
Dollarama, Inc.	2.8%
Accenture PLC	2.5%
RELX PLC	2.2%
BHP Group Ltd.	2.1%
Novartis AG	2.0%
Industria de Diseno Textil SA	1.9%
PDD Holdings, Inc.	1.8%
Deutsche Telekom AG	1.7%
Geographic Breakdown (% of net assets)
Sector Breakdown (% of net assets)
CERTAIN CHANGES TO THE FUND
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus, which is available at https://abacusfcf.com/ablg/ or upon request at 1-800-617-0004.
Abacus FCF International Leaders ETF	PAGE 1	TSR-SAR-89628W401

Changes to Fund’s Investment Adviser:
On December 2, 2024, Abacus Life, Inc., a pioneering alternative asset manager specializing in longevity and actuarial technology, completed the acquisition of FCF Advisors LLC. On December 27, 2024, as part of a rebranding effort in connection with the acquisition, FCF Advisors LLC changed its name to Abacus FCF Advisors LLC.
Fund Name Change:
Effective December 13, 2024, the fund name changed to Abacus FCF International Leaders ETF (formerly FCF International Quality ETF) as part of a rebranding effort in connection with the acquisition of FCF Advisors LLC by Abacus Life, Inc. The Fund ticker also changed to ABLG (formerly TTAI).
Other Material Fund Changes:
Effective December 27, 2024, the Trust changed its name to Abacus FCF ETF Trust (formerly TrimTabs ETF Trust).
Fee Change:
On February 1, 2025, the Adviser lowered the Fund’s investment advisory fee to 0.54%.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit  https://abacusfcf.com/ablg/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Abacus FCF Advisors LLC documents not be householded, please contact Abacus FCF Advisors LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Abacus FCF Advisors LLC or your financial intermediary.
Abacus FCF International Leaders ETF	PAGE 2	TSR-SAR-89628W401

Abacus Tactical High Yield ETF
ABHY| (Principal U.S. Listing Exchange: CBOE )
Semi-Annual Shareholder Report | January 31, 2025
This semi-annual shareholder report contains important information about the Abacus Tactical High Yield ETF for the period of August 1, 2024, to January 31, 2025. This report also describes changes to the Fund that ocurred during and after the reporting period.   You can find additional information about the Fund at https://abacusfcf.com/abhy/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Abacus Tactical High Yield ETF	$35	0.69%
KEY FUND STATISTICS (as of January 31, 2025)

Net Assets	$2,871,474
Number of Holdings	10
Net Advisory Fee	$81,907
Portfolio Turnover	242%
30-Day SEC Yield	4.51%
30-Day SEC Yield Unsubsidized	4.51%
Visit https://abacusfcf.com/abhy/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)

Top 10 Issuers	(% of net assets)
Mount Vernon Liquid Assets Portfolio, LLC	33.9%
SPDR Portfolio High Yield Bond ETF	22.1%
iShares Broad USD High Yield Corporate Bond ETF	19.8%
Xtrackers USD High Yield Corporate Bond ETF	14.8%
Ishares Trust-Ishares iboxx $ High Yield Corporate Bond Etf	12.6%
SPDR Bloomberg High Yield Bond ETF	7.9%
iShares 0-5 Year High Yield Corporate Bond ETF	7.4%
SPDR Bloomberg Short-Term High Yield Bond ETF	5.6%
VanEck Fallen Angel High Yield Bond ETF	4.9%
iShares Fallen Angels USD Bond ETF	4.8%
Security Type Breakdown (% of net assets)

Exchange Traded Funds
99.9%
Investments Purchased with Proceeds from Securities Lending
33.9%
Cash & Other
-33.8%

CERTAIN CHANGES TO THE FUND
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus, which is available at https://abacusfcf.com/abhy/ or upon request at 1-800-617-0004.
Abacus Tactical High Yield ETF	PAGE 1	TSR-SAR-89628W609

Changes to Fund’s Investment Adviser:
On December 2, 2024, Abacus Life, Inc., a pioneering alternative asset manager specializing in longevity and actuarial technology, completed the acquisition of FCF Advisors LLC. Effective December 10, 2024, the sub-advisory agreement with Donoghue Forlines LLC terminated and FCF Advisors LLC assumed day-to-day portfolio management responsibilities for the Fund. On December 27, 2024, as part of a rebranding effort in connection with the acquisition, FCF Advisors LLC changed its name to Abacus FCF Advisors LLC.
Fund Name Change:
Effective December 13, 2024, the fund name changed to Abacus Tactical High Yield ETF (formerly Donoghue Forlines Tactical High Yield ETF) as part of a rebranding effort in connection with the acquisition of FCF Advisors LLC by Abacus Life, Inc. The Fund ticker also changed to ABHY (formerly DFHY).
Other Material Fund Changes:
Effective December 27, 2024, the Trust changed its name to Abacus FCF ETF Trust (formerly TrimTabs ETF Trust).
Fee Change:
On February 1, 2025, the Adviser lowered the Fund’s investment advisory fee to 0.59%. The Adviser also contractually agreed to waive a portion of the Fund’s management fee equal to 0.20% of the Fund’s average daily net assets through at least November 28, 2026.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit  https://abacusfcf.com/abhy/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Abacus FCF Advisors LLC documents not be householded, please contact Abacus FCF Advisors LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Abacus FCF Advisors LLC or your financial intermediary.
Abacus Tactical High Yield ETF	PAGE 2	TSR-SAR-89628W609

Abacus FCF Innovation Leaders ETF
ABOT| (Principal U.S. Listing Exchange: CBOE )
Semi-Annual Shareholder Report | January 31, 2025
This semi-annual shareholder report contains important information about the Abacus FCF Innovation Leaders ETF for the period of August 1, 2024, to January 31, 2025. This report also describes changes to the Fund that occurred during and after the reporting period.    You can find additional information about the Fund at https://abacusfcf.com/abot/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Abacus FCF Innovation Leaders ETF	$38	0.69%
KEY FUND STATISTICS (as of January 31, 2025)

Net Assets	$7,530,492
Number of Holdings	101
Net Advisory Fee	$109,978
Portfolio Turnover	37%
30-Day SEC Yield	0.21%
30-Day SEC Yield Unsubsidized	0.21%
Visit https://abacusfcf.com/abot/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)

Top 10 Issuers	(% of net assets)
Apple, Inc.	9.2%
Broadcom, Inc.	5.5%
AbbVie, Inc.	2.8%
Johnson & Johnson	2.8%
Salesforce, Inc.	2.6%
ServiceNow, Inc.	2.3%
International Business Machines Corp.	2.3%
Merck & Co., Inc.	2.3%
Mount Vernon Liquid Assets Portfolio, LLC	2.3%
Palantir Technologies, Inc.	2.3%
Sector Breakdown (% of net assets)

Technology
62.5%
Health Care
17.2%
Communications
14.7%
Financials
2.3%
Industrials
1.5%
Consumer Discretionary
1.0%
Energy
0.4%
Cash & Other
0.4%

CERTAIN CHANGES TO THE FUND
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus, which is available at https://abacusfcf.com/abot/ or upon request at 1-800-617-0004.
Changes to Fund’s Investment Adviser:
On December 2, 2024, Abacus Life, Inc., a pioneering alternative asset manager specializing in longevity and actuarial technology, completed the acquisition of FCF Advisors LLC. Effective December 10, 2024, the sub-advisory agreement with Donoghue Forlines LLC terminated and FCF Advisors LLC assumed day-to-day portfolio management
Abacus FCF Innovation Leaders ETF	PAGE 1	TSR-SAR-89628W500

responsibilities for the Fund. On December 27, 2024, as part of a rebranding effort in connection with the acquisition, FCF Advisors LLC changed its name to Abacus FCF Advisors LLC.
Fund Name Change:
Effective December 13, 2024, the fund name changed to Abacus FCF Innovation Leaders ETF (formerly Donoghue Forlines Innovation ETF) as part of a rebranding effort in connection with the acquisition of FCF Advisors LLC by Abacus Life, Inc. The Fund ticker also changed to ABOT (formerly DFNV).
Other Material Fund Changes:
Effective December 27, 2024, the Trust changed its name to Abacus FCF ETF Trust (formerly TrimTabs ETF Trust).
Fee Change:
On February 1, 2025, the Adviser lowered the Fund’s investment advisory fee to 0.59%. The Adviser also contractually agreed to waive a portion of the Fund’s management fee equal to 0.20% of the Fund’s average daily net assets through at least November 28, 2026.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit  https://abacusfcf.com/abot/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Abacus FCF Advisors LLC documents not be householded, please contact Abacus FCF Advisors LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Abacus FCF Advisors LLC or your financial intermediary.
Abacus FCF Innovation Leaders ETF	PAGE 2	TSR-SAR-89628W500

Abacus FCF Real Assets Leaders ETF
ABLD| (Principal U.S. Listing Exchange: CBOE )
Semi-Annual Shareholder Report | January 31, 2025
This semi-annual shareholder report contains important information about the Abacus FCF Real Assets Leaders ETF for the period of August 1, 2024, to January 31, 2025. This report also describes changes to the Fund that ocurred during and after the reporting period.   You can find additional information about the Fund at https://abacusfcf.com/abld/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Abacus FCF Real Assets Leaders ETF	$35	0.69%
KEY FUND STATISTICS (as of January 31, 2025)

Net Assets	$7,225,416
Number of Holdings	75
Net Advisory Fee	$98,588
Portfolio Turnover	35%
30-Day SEC Yield	4.83%
30-Day SEC Yield Unsubsidized	4.83%
Visit https://abacusfcf.com/abld/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)

Top 10 Issuers	(% of net assets)
Mount Vernon Liquid Assets Portfolio, LLC	15.9%
Petroleo Brasileiro SA	4.6%
Exxon Mobil Corp.	3.0%
Shell PLC	3.0%
Chevron Corp.	2.9%
ONEOK, Inc.	2.7%
Energy Transfer LP	2.6%
BHP Group Ltd.	2.6%
MPLX LP	2.5%
TotalEnergies SE	2.5%
Sector Breakdown (% of net assets)

Energy
44.8%
Industrials
18.0%
Real Estate
17.1%
Materials
12.3%
Consumer Staples
4.4%
Consumer Discretionary
1.6%
Utilities
0.9%
Cash & Other
0.9%

CERTAIN CHANGES TO THE FUND
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus, which is available at https://abacusfcf.com/abld/ or upon request at 1-800-617-0004.
Changes to Fund’s Investment Adviser:
On December 2, 2024, Abacus Life, Inc., a pioneering alternative asset manager specializing in longevity and actuarial technology, completed the acquisition of FCF Advisors LLC. Effective December 10, 2024, the sub-advisory agreement with Donoghue Forlines LLC terminated and FCF Advisors LLC assumed day-to-day portfolio management
Abacus FCF Real Assets Leaders ETF	PAGE 1	TSR-SAR-89628W708

responsibilities for the Fund. On December 27, 2024, as part of a rebranding effort in connection with the acquisition, FCF Advisors LLC changed its name to Abacus FCF Advisors LLC.
Fund Name Change:
Effective December 13, 2024, the fund name changed to Abacus FCF Real Assets Leaders ETF (formerly Donoghue Forlines Yield Enhanced Real Asset ETF) as part of a rebranding effort in connection with the acquisition of FCF Advisors LLC by Abacus Life, Inc. The Fund ticker also changed to ABLD (formerly DFRA).
Other Material Fund Changes:
Effective December 27, 2024, the Trust changed its name to Abacus FCF ETF Trust (formerly TrimTabs ETF Trust).
Fee Change:
On February 1, 2025, the Adviser lowered the Fund’s investment advisory fee to 0.59%. The Adviser also contractually agreed to waive a portion of the Fund’s management fee equal to 0.20% of the Fund’s average daily net assets through at least November 28, 2026.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit  https://abacusfcf.com/abld/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Abacus FCF Advisors LLC documents not be householded, please contact Abacus FCF Advisors LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Abacus FCF Advisors LLC or your financial intermediary.
Abacus FCF Real Assets Leaders ETF	PAGE 2	TSR-SAR-89628W708

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Abacus FCF ETF Trust
Abacus FCF Leaders ETF (ABFL)
Abacus FCF International Leaders ETF (ABLG)
Abacus Tactical High Yield ETF (ABHY)
Abacus FCF Innovation Leaders ETF (ABOT)
Abacus FCF Real Assets Leaders ETF (ABLD)
Semi-Annual Financial Statements and Additional Information
January 31, 2025
(Unaudited)

Abacus FCF Leaders ETF
Schedule of Investments
January 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.0%
Communications - 12.5%
Airbnb, Inc. - Class A(a)	49,548	$ 6,499,211
AppLovin Corp. - Class A(a)	55,468	20,500,418
Booking Holdings, Inc.	2,569	12,170,792
DoorDash, Inc. - Class A(a)	39,831	7,521,288
Electronic Arts, Inc.	26,156	3,214,834
Expedia Group, Inc.(a)	23,424	4,004,333
Lyft, Inc. - Class A(a)	49,711	673,087
Maplebear, Inc.(a)	59,668	2,880,771
Match Group, Inc.	58,022	2,071,385
New York Times Co. - Class A	6,883	373,747
Pinterest, Inc. - Class A(a)	75,479	2,487,788
ROBLOX Corp. - Class A(a)	34,732	2,468,403
Spotify Technology SA(a)	17,546	9,624,858
Uber Technologies, Inc.(a)	139,246	9,308,595
		83,799,510
Consumer Discretionary - 11.8%
Builders FirstSource, Inc.(a)	7,428	1,242,556
Columbia Sportswear Co.(b)	38,888	3,433,810
ePlus, Inc.(a)	19,547	1,561,805
Hasbro, Inc.	25,086	1,450,974
Hilton Worldwide Holdings, Inc.	29,121	7,457,015
Home Depot, Inc.	48,667	20,049,831
Kontoor Brands, Inc.	44,180	4,057,933
Las Vegas Sands Corp.(b)	88,081	4,036,752
Lowe's Cos., Inc.	29,535	7,680,281
Masco Corp.	49,929	3,958,371
Mattel, Inc.(a)	73,958	1,378,577
NIKE, Inc. - Class B	110,848	8,524,211
Pool Corp.	5,299	1,824,181
Ralph Lauren Corp.	4,010	1,001,297
Scotts Miracle-Gro Co.	20,745	1,472,065
Tapestry, Inc.	45,139	3,292,439
Tempur Sealy International, Inc.(b)	16,180	1,021,605
Williams-Sonoma, Inc.(b)	23,767	5,023,631
Wingstop, Inc.	2,892	861,527
		79,328,861
Consumer Staples - 3.5%
Clorox Co.	16,709	2,651,384
Colgate-Palmolive Co.	96,674	8,381,636
Hims & Hers Health, Inc.(a)(b)	24,953	930,248
Ingredion, Inc.	25,371	3,461,619
Kimberly-Clark Corp.	48,592	6,315,502
Pilgrim's Pride Corp.(a)(b)	42,696	1,987,072
		23,727,461

The accompanying notes are an integral part of these financial statements.

1

Abacus FCF Leaders ETF
Schedule of Investments
January 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Energy - 1.1%
ChampionX Corp.	25,242	$ 722,931
Enphase Energy, Inc.(a)(b)	15,237	948,960
TechnipFMC PLC	55,585	1,670,329
Valero Energy Corp.	26,849	3,570,917
Weatherford International PLC	10,111	636,488
		7,549,625
Financials - 14.0%
American Express Co.	42,791	13,584,003
Artisan Partners Asset Management, Inc. - Class A(b)	68,213	3,048,439
Broadridge Financial Solutions, Inc.	17,606	4,194,101
Capital One Financial Corp.	25,189	5,131,251
Cincinnati Financial Corp.	14,430	1,977,632
Corpay, Inc.(a)	10,064	3,829,251
Discover Financial Services	33,371	6,710,574
Erie Indemnity Co. - Class A(b)	2,807	1,131,081
Euronet Worldwide, Inc.(a)	13,346	1,314,581
Fair Isaac Corp.(a)	2,628	4,923,716
Jack Henry & Associates, Inc.	13,244	2,305,648
Mastercard, Inc. - Class A	34,783	19,319,522
Moody's Corp.	10,282	5,135,242
OneMain Holdings, Inc.	11,873	659,426
PayPal Holdings, Inc.(a)	89,225	7,903,551
SEI Investments Co.	30,265	2,620,344
Synchrony Financial	86,693	5,980,083
T Rowe Price Group, Inc.(b)	33,473	3,913,663
		93,682,108
Health Care - 13.3%
AbbVie, Inc.	104,366	19,192,907
Amgen, Inc.	18,375	5,244,593
Bristol-Myers Squibb Co.	201,795	11,895,815
Gilead Sciences, Inc.	124,911	12,141,349
Hologic, Inc.(a)	26,139	1,885,668
Johnson & Johnson	108,787	16,551,942
Medpace Holdings, Inc.(a)	9,456	3,301,562
Merck & Co., Inc.	122,852	12,140,235
Mettler-Toledo International, Inc.(a)	2,369	3,232,358
ResMed, Inc.(b)	12,269	2,897,693
Solventum Corp.(a)	13,654	1,011,215
		89,495,337
Industrials - 9.2%
Acuity Brands, Inc.	2,844	945,317
Argan, Inc.	42,245	5,779,116
Automatic Data Processing, Inc.	31,331	9,493,606
Cactus, Inc. - Class A(b)	43,466	2,595,355

The accompanying notes are an integral part of these financial statements.

2

Abacus FCF Leaders ETF
Schedule of Investments
January 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
Cintas Corp.	20,774	$4,166,641
Comfort Systems USA, Inc.	2,649	1,156,951
Core & Main, Inc. - Class A(a)	33,987	1,918,226
EMCOR Group, Inc.	6,765	3,031,126
Exponent, Inc.	23,280	2,134,078
H&R Block, Inc.(b)	64,016	3,540,725
MasTec, Inc.(a)	7,265	1,054,079
Mueller Industries, Inc.	47,090	3,708,337
Quanta Services, Inc.	10,087	3,102,862
Rollins, Inc.	55,811	2,762,644
Sterling Infrastructure, Inc.(a)	4,098	583,637
TopBuild Corp.(a)	2,248	770,345
Trane Technologies PLC	17,566	6,372,066
Vertiv Holdings Co. - Class A	45,776	5,356,708
Watsco, Inc.(b)	6,003	2,872,976
		61,344,795
Materials - 1.8%
Apogee Enterprises, Inc.	48,591	2,479,113
Crown Holdings, Inc.	22,481	1,975,181
Louisiana-Pacific Corp.	6,710	784,869
RPM International, Inc.	30,014	3,799,772
Sylvamo Corp.	38,060	3,048,606
		12,087,541
Technology - 31.8%(c)
Accenture PLC - Class A	32,569	12,537,437
Adobe, Inc.(a)	19,065	8,339,984
Apple, Inc.	170,122	40,148,792
Atlassian Corp. - Class A(a)	23,254	7,133,862
Autodesk, Inc.(a)	19,111	5,950,019
Box, Inc. - Class A(a)(b)	104,319	3,483,211
Cirrus Logic, Inc.(a)	9,114	915,410
Clearwater Analytics Holdings, Inc. - Class A(a)	24,272	683,499
CommVault Systems, Inc.(a)	28,758	4,579,999
Crowdstrike Holdings, Inc. - Class A(a)	16,796	6,685,984
Datadog, Inc. - Class A(a)	28,006	3,996,736
Dropbox, Inc. - Class A(a)	79,034	2,540,943
Fortinet, Inc.(a)	89,871	9,066,186
Gartner, Inc.(a)	8,130	4,413,208
Gen Digital, Inc.	83,659	2,251,264
International Business Machines Corp.	47,831	12,230,387
Intuit, Inc.	12,625	7,594,064
KLA Corp.	5,450	4,023,408
Lam Research Corp.	117,313	9,508,219
Manhattan Associates, Inc.(a)	12,081	2,519,976
Motorola Solutions, Inc.	19,002	8,916,688

The accompanying notes are an integral part of these financial statements.

3

Abacus FCF Leaders ETF
Schedule of Investments
January 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Technology - (Continued)
NetApp, Inc.	31,126	$3,800,485
Nutanix, Inc. - Class A(a)	44,862	3,084,935
Palo Alto Networks, Inc.(a)	42,064	7,757,443
Pegasystems, Inc.	22,190	2,402,955
Pure Storage, Inc. - Class A(a)(b)	64,310	4,359,575
QUALCOMM, Inc.	56,999	9,856,837
Qualys, Inc.(a)	4,793	668,192
ServiceNow, Inc.(a)	10,841	11,040,258
Skyworks Solutions, Inc.	22,835	2,026,835
Ubiquiti, Inc.(b)	4,357	1,758,224
Workday, Inc. - Class A(a)	10,641	2,788,580
Zoom Video Communications, Inc. - Class A(a)	31,960	2,778,602
Zscaler, Inc.(a)	15,523	3,144,805
		212,987,002
TOTAL COMMON STOCKS (Cost $576,739,971)		664,002,240
SHORT-TERM INVESTMENTS - 6.6%
Investments Purchased with Proceeds from Securities Lending - 6.6%
Mount Vernon Liquid Assets Portfolio, LLC, 4.49%(d)	44,630,924	44,630,924
TOTAL SHORT-TERM INVESTMENTS
(Cost $44,630,924)		44,630,924
TOTAL INVESTMENTS - 105.6% (Cost $621,370,895)		708,633,164
Money Market Deposit Account - 1.0%(e)		6,500,342
Liabilities in Excess of Other Assets - (6.6)%		(44,407,101)
TOTAL NET ASSETS - 100.0%		$670,726,405

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2025. The total market value of these securities was $43,028,109 which represented 6.4% of net assets.
(c)	Amount represents investments in a particular sector. No industry within this sector represented more than 25% of the Fund’s total assets at the time of investment.
(d)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of January 31, 2025 was 4.20%.

For fund compliance purposes, the Fund’s sector classifications refers to any one or more of the sector classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine classifications for reporting ease.
The accompanying notes are an integral part of these financial statements.

4

Abacus FCF International Leaders ETF
Schedule of Investments
January 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.7%
Communications - 7.8%
Auto Trader Group PLC(a)	83,928	$822,505
Deutsche Telekom AG	64,390	2,160,918
Focus Media Information Technology Co. Ltd. - Class A	617,800	562,985
Hellenic Telecommunications Organization SA	7,349	111,308
Koninklijke KPN NV	213,377	772,757
Kuaishou Technology(a)(b)	129,238	698,279
Meituan - Class B(a)(b)	20,553	390,913
NetEase, Inc. - ADR	15,288	1,572,371
Pearson PLC	44,917	747,670
REA Group Ltd.	5,326	826,901
Tele2 AB - Class B	24,405	271,502
Telenor ASA	18,142	221,832
Telstra Group Ltd.	285,524	701,167
		9,861,108
Consumer Discretionary - 20.5%
ANTA Sports Products Ltd.	33,395	353,798
Avolta AG	13,361	607,645
Bunzl PLC	15,068	644,181
Cie Generale des Etablissements Michelin SCA	23,724	826,938
CTS Eventim AG & Co. KGaA	14,304	1,400,796
D’ieteren Group	2,966	499,692
Evolution AB(a)	4,139	318,643
Fast Retailing Co. Ltd.	1,815	597,179
Ferrari NV(c)	470	201,404
Games Workshop Group PLC	2,541	458,723
Geberit AG	1,476	827,824
Great Wall Motor Co. Ltd. - Class A	207,800	711,684
Gree Electric Appliances, Inc. of Zhuhai - Class A	168,200	1,039,362
H & M Hennes & Mauritz AB - Class B	66,132	883,923
Industria de Diseno Textil SA	43,374	2,372,195
InterContinental Hotels Group PLC	12,717	1,706,070
La Francaise des Jeux SACA(a)	15,862	603,577
Li Auto, Inc. - ADR(b)(c)	36,853	863,097
Lululemon Athletica, Inc.(b)	3,797	1,572,717
Midea Group Co. Ltd. - Class A	146,300	1,487,862
Moncler SpA	13,409	852,434
Next PLC	8,899	1,098,086
On Holding AG - Class A(b)	11,214	671,494
OPAP SA	32,567	559,479
Pandora AS	6,567	1,260,304
PDD Holdings, Inc. - ADR(b)(c)	20,400	2,282,964
Wesfarmers Ltd.	27,383	1,304,042
		26,006,113

The accompanying notes are an integral part of these financial statements.

5

Abacus FCF International Leaders ETF
Schedule of Investments
January 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Consumer Staples - 7.8%
B&M European Value Retail SA	88,568	$355,911
Chongqing Brewery Co. Ltd. - Class A	13,742	104,495
Clicks Group Ltd.	34,751	668,886
Colruyt Group NV	8,957	329,865
Dollarama, Inc.	37,552	3,553,533
Henan Shuanghui Investment & Development Co. Ltd. - Class A	158,900	576,581
Imperial Brands PLC	36,306	1,224,875
Inner Mongolia Yili Industrial Group Co. Ltd. - Class A	194,800	746,266
New Hope Liuhe Co. Ltd. - Class A(b)	129,800	155,269
President Chain Store Corp.	22,949	182,313
Unilever PLC	34,789	1,997,999
		9,895,993
Energy - 5.3%
Canadian Natural Resources Ltd.	66,195	2,010,878
Cenovus Energy, Inc.	36,247	524,245
Ecopetrol SA - ADR(c)	80,910	750,845
Imperial Oil Ltd.	70	4,656
MEG Energy Corp.	53,210	872,463
Petroleo Brasileiro SA - ADR(c)	121,361	1,724,540
Suncor Energy, Inc.	22,182	832,273
		6,719,900
Financials - 7.3%
Admiral Group PLC	24,274	813,528
Capitec Bank Holdings Ltd.	4,798	763,422
Computershare Ltd.	39,398	861,201
Experian PLC	32,159	1,597,742
FinecoBank Banca Fineco SpA	31,961	609,744
Hargreaves Lansdown PLC	50,395	688,892
Medibank Pvt Ltd.	279,220	694,365
OUTsurance Group Ltd.	116,995	394,711
Partners Group Holding AG	690	1,055,361
Qifu Technology, Inc. - ADR	11,791	470,461
Singapore Exchange Ltd.	81,296	733,997
Wise PLC - Class A(b)	39,004	538,740
		9,222,164
Health Care - 10.6%
Amplifon SpA	15,671	420,895
AstraZeneca PLC	7,805	1,097,802
Demant AS(b)	11,191	451,168
Genmab AS(b)	2,838	562,013
GSK PLC	102,268	1,781,562
Ipsen SA	4,976	615,322
Novartis AG	24,296	2,549,780
Novo Nordisk AS - Class B	20,048	1,692,568

The accompanying notes are an integral part of these financial statements.

6

Abacus FCF International Leaders ETF
Schedule of Investments
January 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - (Continued)
Recordati Industria Chimica e Farmaceutica SpA	9,321	$568,088
Roche Holding AG	10,876	3,415,357
Roche Holding AG	891	296,821
		13,451,376
Industrials - 17.3%
ABB Ltd.	26,993	1,480,429
AddTech AB - Class B	14,775	432,278
Air Canada(b)	21,767	293,701
Atlas Copco AB - Class B	86,048	1,286,320
Bureau Veritas SA	21,723	679,217
Dassault Aviation SA	1,968	444,660
Grupo Aeroportuario del Sureste SAB de CV - ADR	1,605	440,524
HD Hyundai Electric Co. Ltd.	2,024	571,122
InPost SA(b)	29,489	484,881
Intertek Group PLC	13,573	859,967
Knorr-Bremse AG	4,317	342,601
Kongsberg Gruppen ASA	7,052	838,611
NARI Technology Co. Ltd. - Class A	221,800	704,675
Recruit Holdings Co. Ltd.	15,216	1,072,316
RELX PLC	55,506	2,770,070
Rolls-Royce Holdings PLC(b)	178,814	1,343,566
Safran SA	3,305	822,521
Schindler Holding AG	3,324	963,531
SGS SA	9,710	943,760
Singapore Airlines Ltd.	151,938	711,056
Trane Technologies PLC	3,747	1,359,224
Voltronic Power Technology Corp.	1,298	75,553
Wartsila OYJ Abp	46,284	876,513
Wolters Kluwer NV	11,580	2,111,297
		21,908,393
Materials - 5.6%
Aluminum Corp. of China Ltd. - Class A	267,267	285,495
BHP Group Ltd.	104,808	2,603,112
CMOC Group Ltd. - Class A	578,000	576,047
EMS-Chemie Holding AG	376	266,905
Evraz PLC(b)(d)	49,526	0
Fortescue Ltd.	91,178	1,084,393
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. - Class A	166,700	423,832
Kumba Iron Ore Ltd.	23,512	489,092
Qinghai Salt Lake Industry Co. Ltd. - Class A(b)	190,500	433,470
Shaanxi Coal Industry Co. Ltd. - Class A	283,353	848,357
Southern Copper Corp.	1,946	178,315
		7,189,018

The accompanying notes are an integral part of these financial statements.

7

Abacus FCF International Leaders ETF
Schedule of Investments
January 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Technology - 15.0%
Accenture PLC - Class A	8,401	$3,233,965
Accton Technology Corp.	9,485	221,127
CGI, Inc.	17,314	2,041,083
Check Point Software Technologies Ltd.(b)	7,780	1,696,196
Constellation Software, Inc.	526	1,720,225
Infosys Ltd. - ADR(c)	89,992	1,975,324
Kaspi.KZ JSC - ADR	7,824	744,062
Logitech International SA	13,999	1,406,125
MediaTek, Inc.	9,257	414,370
Monday.com Ltd.(b)	2,536	647,847
Nemetschek SE	6,298	757,237
Nice Ltd. - ADR(b)(c)	3,100	515,034
Nomura Research Institute Ltd.	9,209	314,280
Sage Group PLC	46,098	770,472
Temenos AG	7,079	605,883
Trend Micro, Inc.(b)	3,836	228,288
Wix.com Ltd.(b)	3,486	832,770
Xero Ltd.(b)	7,816	890,548
		19,014,836
Utilities - 0.5%
Verbund AG - Class A	9,072	697,376
TOTAL COMMON STOCKS (Cost $118,435,715)		123,966,277
PREFERRED STOCKS - 0.3%
Materials - 0.3%
FUCHS SE	10,044	457,838
TOTAL PREFERRED STOCKS (Cost $446,406)		457,838
WARRANTS - 0.0%(e)
Technology - 0.0%(e)
Constellation Software, Inc.(b)(d)	438	0
TOTAL WARRANTS (Cost $0)		0

The accompanying notes are an integral part of these financial statements.

8

Abacus FCF International Leaders ETF
Schedule of Investments
January 31, 2025 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 6.3%
Investments Purchased with Proceeds from Securities Lending - 6.3%
Mount Vernon Liquid Assets Portfolio, LLC, 4.49%(f)	7,964,111	$7,964,111
TOTAL SHORT-TERM INVESTMENTS (Cost $7,964,111)		7,964,111
TOTAL INVESTMENTS - 104.3% (Cost $126,846,232)		132,388,226
Money Market Deposit Account - 1.5%(g)		1,871,329
Liabilities in Excess of Other Assets - (5.8)%		(7,391,046)
TOTAL NET ASSETS - 100.0%		$126,868,509

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
PLC - Public Limited Company
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2025, the value of these securities total $2,833,917 or 2.2% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of January 31, 2025. The total market value of these securities was $7,668,402 which represented 6.0% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of January 31, 2025.

(e)	Represents less than 0.05% of net assets.
(f)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of January 31, 2025 was 4.20%.

For fund compliance purposes, the Fund’s sector classifications refers to any one or more of the sector classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine classifications for reporting ease.
The accompanying notes are an integral part of these financial statements.

9

Abacus FCF International Leaders ETF
Schedule of Investments
January 31, 2025 (Unaudited)(Continued)

Allocation of Portfolio Holdings by Country as of January 31, 2025
(% of Net Assets)
United Kingdom	$19,720,618	15.5%
Switzerland	15,090,915	11.9
Canada	13,425,774	10.6
China	13,005,299	10.3
Ireland	8,473,895	6.7
Australia	8,075,181	6.4
Germany	5,119,391	4.0
Denmark	3,966,053	3.1
France	3,992,235	3.1
Israel	3,691,847	2.9
Sweden	3,192,666	2.5
Netherlands	2,884,054	2.3
Italy	2,652,565	2.1
Spain	2,372,195	1.9
South Africa	2,316,111	1.8
Japan	2,212,063	1.7
India	1,975,324	1.6
Brazil	1,724,540	1.4
Singapore	1,445,053	1.1
Norway	1,060,443	0.8
Taiwan	893,363	0.7
New Zealand	890,548	0.7
Finland	876,513	0.7
Belgium	829,557	0.7
Colombia	750,845	0.6
Kazakhstan	744,062	0.6
Austria	697,376	0.5
Greece	670,787	0.5
South Korea	571,122	0.5
Poland	484,881	0.4
Mexico	440,524	0.3
United States	178,315	0.1
Investments Purchased with Proceeds from Securities Lending	7,964,111	6.3
Money Market Deposit Account	1,871,329	1.5
Liabilities in Excess of Other Assets	(7,391,046)	(5.8)
	$126,868,509	100.0%

The accompanying notes are an integral part of these financial statements.

10

Abacus Tactical High Yield ETF
Schedule of Investments
January 31, 2025 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 99.9%
iShares 0-5 Year High Yield Corporate Bond ETF	4,941	$213,303
iShares Broad USD High Yield Corporate Bond ETF(a)	15,230	567,927
iShares Fallen Angels USD Bond ETF	5,144	139,248
iShares iBoxx $ High Yield Corporate Bond ETF(a)	4,535	361,530
SPDR Bloomberg High Yield Bond ETF(a)	2,357	228,063
SPDR Bloomberg Short-Term High Yield Bond ETF	6,306	161,181
SPDR Portfolio High Yield Bond ETF	26,657	633,904
VanEck Fallen Angel High Yield Bond ETF	4,812	139,741
Xtrackers USD High Yield Corporate Bond ETF	11,585	423,779
TOTAL EXCHANGE TRADED FUNDS (Cost $2,863,402)		2,868,676
SHORT-TERM INVESTMENTS - 33.9%
Investments Purchased with Proceeds from Securities Lending - 33.9%
Mount Vernon Liquid Assets Portfolio, LLC, 4.49%(b)	972,615	972,615
TOTAL SHORT-TERM INVESTMENTS
(Cost $972,615)		972,615
TOTAL INVESTMENTS - 133.8% (Cost $3,836,017)		3,841,291
Money Market Deposit Account - 0.1%(c)		4,292
Liabilities in Excess of Other Assets - (33.9)%		(974,109)
TOTAL NET ASSETS - 100.0%		$2,871,474

Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is on loan as of January 31, 2025. The total market value of these securities was $949,516 which represented 33.1% of net assets.
(b)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of January 31, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

11

Abacus FCF Innovation Leaders ETF
Schedule of Investments
January 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
Communications - 14.7%
Airbnb, Inc. - Class A(a)	689	$90,376
AppLovin Corp. - Class A(a)	366	135,270
Cargurus, Inc.(a)	526	20,619
DoorDash, Inc. - Class A(a)	546	103,101
Electronic Arts, Inc.	485	59,611
Grindr, Inc.(a)	1,057	18,857
Lyft, Inc. - Class A(a)	1,820	24,643
Magnite, Inc.(a)	842	14,482
Maplebear, Inc.(a)	898	43,356
Match Group, Inc.	1,007	35,950
New York Times Co. - Class A	564	30,625
Pinterest, Inc. - Class A(a)	1,782	58,735
Playtika Holding Corp.	2,252	16,147
ROBLOX Corp. - Class A(a)(b)	1,389	98,716
Spotify Technology SA(a)	246	134,943
Trade Desk, Inc. - Class A(a)	633	75,125
Uber Technologies, Inc.(a)	1,807	120,798
Upwork, Inc.(a)	800	12,608
Yelp, Inc.(a)	394	15,736
		1,109,698
Consumer Discretionary - 1.0%
Etsy, Inc.(a)	571	31,354
Hasbro, Inc.	516	29,845
International Game Technology PLC	994	16,918
		78,117
Energy - 0.4%
Enphase Energy, Inc.(a)	496	30,891
Financials - 2.3%
PayPal Holdings, Inc.(a)	1,114	98,678
Toast, Inc. - Class A(a)	1,141	46,690
Upstart Holdings, Inc.(a)	398	25,768
		171,136
Health Care - 17.2%
AbbVie, Inc.	1,133	208,359
ACADIA Pharmaceuticals, Inc.(a)	996	18,585
Amgen, Inc.	445	127,012
Bristol-Myers Squibb Co.	2,324	137,000
Corcept Therapeutics, Inc.(a)	412	27,571
Gilead Sciences, Inc.	1,448	140,746
Illumina, Inc.(a)	401	53,229
Jazz Pharmaceuticals PLC(a)	239	29,724
Johnson & Johnson	1,369	208,293
Lantheus Holdings, Inc.(a)(b)	272	25,163
Merck & Co., Inc.	1,750	172,935

The accompanying notes are an integral part of these financial statements.

12

Abacus FCF Innovation Leaders ETF
Schedule of Investments
January 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - (Continued)
Neurocrine Biosciences, Inc.(a)	274	$41,599
Protagonist Therapeutics, Inc.(a)	356	13,457
ResMed, Inc.	241	56,919
Solventum Corp.(a)	481	35,623
		1,296,215
Industrials - 1.5%
Alarm.com Holdings, Inc.(a)	285	17,291
Generac Holdings, Inc.(a)	178	26,581
Vertiv Holdings Co. - Class A	574	67,169
		111,041
Technology - 62.5%(c)
Adobe, Inc.(a)	340	148,733
Apple, Inc.	2,925	690,300
Arista Networks, Inc.(a)	1,224	141,042
Atlassian Corp. - Class A(a)	318	97,556
Autodesk, Inc.(a)	277	86,241
AvePoint, Inc.(a)	1,122	21,071
BlackLine, Inc.(a)	339	21,645
Box, Inc. - Class A(a)(b)	818	27,313
Broadcom, Inc.	1,885	417,094
Cirrus Logic, Inc.(a)	275	27,621
Clear Secure, Inc. - Class A	564	13,350
Clearwater Analytics Holdings, Inc. - Class A(a)	1,010	28,442
CommVault Systems, Inc.(a)	194	30,896
Crowdstrike Holdings, Inc. - Class A(a)	325	129,373
Datadog, Inc. - Class A(a)	570	81,345
Doximity, Inc. - Class A(a)	526	31,087
Dropbox, Inc. - Class A(a)	1,168	37,551
Dynatrace, Inc.(a)	852	49,203
Fortinet, Inc.(a)	999	100,779
Gen Digital, Inc.	1,524	41,011
Intapp, Inc.(a)	410	29,229
International Business Machines Corp.(b)	689	176,177
Intuit, Inc.	231	138,949
Lam Research Corp.	1,503	121,818
Manhattan Associates, Inc.(a)	180	37,546
Microchip Technology, Inc.	941	51,096
Motorola Solutions, Inc.	210	98,542
NetApp, Inc.	492	60,073
Nutanix, Inc. - Class A(a)	671	46,141
Palantir Technologies, Inc. - Class A(a)	2,059	169,847
Palo Alto Networks, Inc.(a)	679	125,221
Paylocity Holding Corp.(a)	180	36,994
Pegasystems, Inc.	382	41,367
Progress Software Corp.	257	14,734

The accompanying notes are an integral part of these financial statements.

13

Abacus FCF Innovation Leaders ETF
Schedule of Investments
January 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Technology - (Continued)
PTC, Inc.(a)	268	$51,853
Pure Storage, Inc. - Class A(a)	1,001	67,858
Q2 Holdings, Inc.(a)	277	26,362
Qorvo, Inc.(a)	436	36,179
QUALCOMM, Inc.	906	156,675
Qualys, Inc.(a)	186	25,930
Rambus, Inc.(a)	440	27,113
Rapid7, Inc.(a)(b)	378	14,561
RingCentral, Inc. - Class A(a)	482	16,783
Salesforce, Inc.	573	195,794
ServiceNow, Inc.(a)	173	176,180
Skyworks Solutions, Inc.	508	45,090
Snowflake, Inc. - Class A(a)	536	97,289
Tenable Holdings, Inc.(a)	652	28,095
Teradata Corp.(a)	572	18,252
UiPath, Inc. - Class A(a)	2,163	30,758
Veeva Systems, Inc. - Class A(a)	298	69,511
Vertex, Inc. - Class A(a)(b)	374	21,598
Workday, Inc. - Class A(a)	329	86,218
Zeta Global Holdings Corp. - Class A(a)	1,126	20,662
Zoom Video Communications, Inc. - Class A(a)	631	54,859
Zscaler, Inc.(a)	340	68,881
		4,705,888
TOTAL COMMON STOCKS (Cost $6,938,484)		7,502,986
SHORT-TERM INVESTMENTS - 2.3%
Investments Purchased with Proceeds from Securities Lending - 2.3%
Mount Vernon Liquid Assets Portfolio, LLC, 4.49%(d)	171,184	171,184
TOTAL SHORT-TERM INVESTMENTS
(Cost $171,184)		171,184
TOTAL INVESTMENTS - 101.9% (Cost $7,109,668)		7,674,170
Money Market Deposit Account - 0.4%(e)		28,375
Liabilities in Excess of Other Assets - (2.3)%		(172,053)
TOTAL NET ASSETS - 100.0%		$7,530,492

The accompanying notes are an integral part of these financial statements.

14

Abacus FCF Innovation Leaders ETF
Schedule of Investments
January 31, 2025 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2025. The total market value of these securities was $166,948 which represented 2.2% of net assets.
(c)	The “Certain Risks” section of the Notes to Financial Statements outlines risks associated with significant investments in a particular industry.
(d)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of January 31, 2025 was 4.20%.

For fund compliance purposes, the Fund’s sector classifications refers to any one or more of the sector classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine classifications for reporting ease.
The accompanying notes are an integral part of these financial statements.

15

Abacus FCF Real Assets Leaders ETF
Schedule of Investments
January 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 70.5%
Consumer Discretionary - 1.6%
Ferguson Enterprises, Inc.	183	$33,145
Scotts Miracle-Gro Co.	1,199	85,081
		118,226
Consumer Staples - 4.4%
Archer-Daniels-Midland Co.	2,258	115,677
Cal-Maine Foods, Inc.(a)	905	97,650
Ingredion, Inc.	760	103,694
		317,021
Energy - 33.3%(b)
BP PLC - ADR	5,722	177,725
Chevron Corp.	1,402	209,164
Chord Energy Corp.	335	37,671
ConocoPhillips	1,154	114,050
Crescent Energy Co. - Class A(a)	4,723	71,128
Ecopetrol SA - ADR(a)	11,031	102,368
Eni SpA - ADR	3,756	105,731
EOG Resources, Inc.	517	65,033
Equinor ASA - ADR(a)	3,103	74,441
Exxon Mobil Corp.	2,049	218,895
Kinder Morgan, Inc.	6,461	177,548
Murphy Oil Corp.	2,465	65,643
Occidental Petroleum Corp.	1,204	56,167
ONEOK, Inc.	1,971	191,555
Petroleo Brasileiro SA - ADR	12,257	174,172
Shell PLC - ADR	3,304	217,568
TotalEnergies SE - ADR(a)	3,083	178,907
Williams Cos., Inc.	3,040	168,507
		2,406,273
Industrials - 18.0%
ABB Ltd. - ADR	2,230	121,535
Allegion PLC	331	43,934
Donaldson Co., Inc.	1,194	85,001
Emerson Electric Co.(a)	546	70,953
Fastenal Co.	1,042	76,316
Flowserve Corp.	681	42,644
Honeywell International, Inc.	785	175,620
Illinois Tool Works, Inc.	153	39,651
Kennametal, Inc.	2,506	60,019
Lincoln Electric Holdings, Inc.	469	93,228
MSC Industrial Direct Co., Inc. - Class A(a)	1,031	82,903
Rockwell Automation, Inc.	120	33,411
RTX Corp.	1,156	149,066
Siemens AG - ADR	420	44,876
Watsco, Inc.(a)	237	113,426
Worthington Enterprises, Inc.	1,564	65,532
		1,298,115

The accompanying notes are an integral part of these financial statements.

16

Abacus FCF Real Assets Leaders ETF
Schedule of Investments
January 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Materials - 12.3%
Ashland, Inc.(a)	453	$28,761
BHP Group Ltd. - ADR(a)	3,867	190,063
Cabot Corp.	388	33,550
CRH PLC	404	40,008
Gerdau SA - ADR	10,229	29,766
LyondellBasell Industries NV - Class A	710	53,747
NewMarket Corp.(a)	156	77,691
Olin Corp.	1,935	56,676
Peabody Energy Corp.	1,529	27,751
PPG Industries, Inc.	445	51,344
Reliance, Inc.	144	41,688
Rio Tinto PLC - ADR	545	32,924
RPM International, Inc.	914	115,713
Sensient Technologies Corp.	457	34,508
Sylvamo Corp.	978	78,338
		892,528
Utilities - 0.9%
Southwest Gas Holdings, Inc.	833	62,209
TOTAL COMMON STOCKS (Cost $5,349,482)		5,094,372
REAL ESTATE INVESTMENT TRUSTS - 17.1%
Real Estate - 17.1%
AvalonBay Communities, Inc.	272	60,251
CubeSmart	2,274	94,826
EastGroup Properties, Inc.	512	86,845
Equity LifeStyle Properties, Inc.	1,581	103,476
First Industrial Realty Trust, Inc.	1,258	67,165
Gaming and Leisure Properties, Inc.	2,367	114,539
Innovative Industrial Properties, Inc.(a)	672	48,169
Lamar Advertising Co. - Class A	875	110,618
Mid-America Apartment Communities, Inc.	330	50,351
National Health Investors, Inc.	1,011	68,859
Public Storage	474	141,480
Simon Property Group, Inc.	968	168,296
VICI Properties, Inc.	4,110	122,355
		1,237,230
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $1,270,569)		1,237,230
MASTER LIMITED PARTNERSHIPS - 9.3%
Energy - 9.3%
Energy Transfer LP	9,302	190,505
MPLX LP	3,474	180,683
Plains All American Pipeline LP	6,301	124,760

The accompanying notes are an integral part of these financial statements.

17

Abacus FCF Real Assets Leaders ETF
Schedule of Investments
January 31, 2025 (Unaudited)(Continued)

	Shares	Value
MASTER LIMITED PARTNERSHIPS - (Continued)
Energy - (Continued)
Plains GP Holdings LP - Class A	4,462	$94,371
Western Midstream Partners LP(a)	1,924	79,172
		669,491
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $544,029)		669,491
PREFERRED STOCKS - 2.2%
Energy - 2.2%
Petroleo Brasileiro SA	12,195	157,316
TOTAL PREFERRED STOCKS (Cost $190,805)		157,316
SHORT-TERM INVESTMENTS - 15.9%
Investments Purchased with Proceeds from Securities Lending - 15.9%
Mount Vernon Liquid Assets Portfolio, LLC, 4.49%(c)	1,151,947	1,151,947
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,151,947)		1,151,947
TOTAL INVESTMENTS - 115.0% (Cost $8,506,832)		8,310,356
Money Market Deposit Account - 0.5%(d)		35,858
Liabilities in Excess of Other Assets - (15.5)%		(1,120,798)
TOTAL NET ASSETS - 100.0%		$7,225,416

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
LP - Limited Partnership
PLC - Public Limited Company
(a)	All or a portion of this security is on loan as of January 31, 2025. The total market value of these securities was $1,101,321 which represented 15.2% of net assets.
(b)	The “Certain Risks” section of the Notes to Financial Statements outlines risks associated with significant investments in a particular industry.
(c)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of January 31, 2025 was 4.20%.

For fund compliance purposes, the Fund’s sector classifications refers to any one or more of the sector classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine classifications for reporting ease.
The accompanying notes are an integral part of these financial statements.

18

Abacus FCF ETF Trust
STATEMENTS OF ASSETS AND LIABILITIES
January 31, 2025 (Unaudited)

	Abacus FCF Leaders ETF	Abacus FCF International Leaders ETF	Abacus Tactical High Yield ETF	Abacus FCF Innovation Leaders ETF	Abacus FCF Real Assets Leaders ETF
ASSETS
Investments in Securities, at Value* (Including securities on loan valued at $43,028,109, $7,668,402, $949,516, $166,948, and $1,101,321, respectively)	$708,633,164	$132,388,226	$3,841,291	$7,674,170	$8,310,356
Cash - Interest Bearing Deposit Account	6,500,342	1,871,329	4,292	28,375	35,858
Receivable for Investment Securities Sold	1,701,464	—	—	—	—
Interest and Dividends Receivable	580,849	209,682	43	3,816	35,125
Securities Lending Income Receivable	2,145	1,666	375	56	248
Foreign Currency, at Value*	—	419,273	—	—	—
Total assets	717,417,964	134,890,176	3,846,001	7,706,417	8,381,587
LIABILITIES
Payable for Securities Loaned	44,630,924	7,964,111	972,615	171,184	1,151,947
Management Fees Payable	327,492	57,556	1,912	4,741	4,224
Payable for Fund Shares Redeemed	1,733,143	—	—	—	—
Total liabilities	46,691,559	8,021,667	974,527	175,925	1,156,171
NET ASSETS	$670,726,405	$126,868,509	$2,871,474	$7,530,492	$7,225,416
Net Assets Consist of:
Paid-in Capital	$583,210,913	$132,715,860	$10,149,334	$7,093,940	$3,612,273
Total Distributable Earnings (Deficit)	87,515,492	(5,847,351)	(7,277,860)	436,552	3,613,143
Net assets	$670,726,405	$126,868,509	$2,871,474	$7,530,492	$7,225,416
* Identified Cost:
Investments in Securities	$621,370,895	$126,846,232	$3,836,017	$7,109,668	$8,506,832
Foreign Currency	$—	$427,820	$—	$—	$—
Net Asset Value (unlimited shares authorized):
Net Assets	$670,726,405	$126,868,509	$2,871,474	$7,530,492	$7,225,416
Shares Outstanding (No Par Value)	9,675,000	4,225,000	150,000	200,000	250,000
Net Asset Value, Offering and Redemption Price per Share	$69.33	$30.03	$19.14	$37.65	$28.90

The accompanying notes are an integral part of these financial statements.

19

Abacus FCF ETF Trust
STATEMENTS OF OPERATIONS
Six Months Ended January 31, 2025 (Unaudited)

	Abacus FCF Leaders ETF	Abacus FCF International Leaders ETF	Abacus Tactical High Yield ETF	Abacus FCF Innovation Leaders ETF	Abacus FCF Real Assets Leaders ETF
INVESTMENT INCOME
Income:
Dividends (net of foreign withholding tax and issuance fees of $43, $88,847, $0, $3, and $17,393, respectively)	$3,703,820	$983,394	$787,495	$125,691	$551,598
Interest	98,576	30,452	3,265	1,885	3,114
Securities Lending Income	14,780	6,197	18,509	2,269	10,122
Total investment income	3,817,176	1,020,043	809,269	129,845	564,834
EXPENSES:
Management Fees	1,597,405	256,984	81,907	109,978	98,588
Total Expenses	1,597,405	256,984	81,907	109,978	98,588
Net investment income	2,219,771	763,059	727,362	19,867	466,246
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investment Securities	(6,168,934)	(2,531,325)	221,312	281,635	(479,160)
Redemptions In-Kind	26,880,640	2,399,976	255,102	10,948,789	4,168,139
Foreign Currencies	—	(41,983)	—	—	—
Total	20,711,706	(173,332)	476,414	11,230,424	3,688,979
Net Change in Unrealized Appreciation of:
Investment Securities	33,967,448	633,141	(592,239)	(4,326,475)	(3,783,410)
Foreign Currencies	—	(12,726)	—	—	—
Total	33,967,448	620,415	(592,239)	(4,326,475)	(3,783,410)
Net realized and unrealized Gain on Investments and Foreign Currencies	54,679,154	447,083	(115,825)	6,903,949	(94,431)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$56,898,925	$1,210,142	$611,537	$6,923,816	$371,815

The accompanying notes are an integral part of these financial statements.

20

Abacus FCF Leaders ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31, 2024
OPERATIONS
Net Investment Income	$2,219,771	$2,708,699
Net Realized Gain on Investments	20,711,706	32,571,682
Change in Unrealized Appreciation of Investments	33,967,448	20,232,752
Net increase in net assets resulting from operations	56,898,925	55,513,133
DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(2,041,779)	(2,366,744)
Total distributions to shareholders	(2,041,779)	(2,366,744)
CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	355,698,767	362,965,550
Payments for Shares Redeemed	(152,791,585)	(207,007,107)
Net increase in net assets derived from capital share transactions(a)	202,907,182	155,958,443
Net increase in net assets	257,764,328	209,104,832
NET ASSETS
Beginning of Year	412,962,077	203,857,245
End of Year	$670,726,405	$412,962,077

(a)	Summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	5,325,000	6,400,000
Redemptions	(2,275,000)	(3,550,000)
Net Increase	3,050,000	2,850,000

The accompanying notes are an integral part of these financial statements.

21

Abacus FCF International Leaders ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31, 2024
OPERATIONS
Net Investment Income	$763,059	$1,149,728
Net Realized Loss on Investments and Foreign Currencies	(173,332)	1,262,355
Change in Unrealized Appreciation of Investments and Foreign Currencies	620,415	3,204,489
Net increase in net assets resulting from operations	1,210,142	5,616,572
DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(861,269)	(1,209,387)
Total distributions to shareholders	(861,269)	(1,209,387)
CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	83,971,250	24,400,795
Payments for Shares Redeemed	(17,906,768)	(22,178,468)
Net increase in net assets derived from capital share transactions(a)	66,064,482	2,222,327
Net increase in net assets	66,413,355	6,629,512
NET ASSETS
Beginning of Year	60,455,154	53,825,642
End of Year	$126,868,509	$60,455,154

(a)	Summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	2,800,000	850,000
Redemptions	(600,000)	(750,000)
Net Increase	2,200,000	100,000

The accompanying notes are an integral part of these financial statements.

22

Abacus Tactical High Yield ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31, 2024
OPERATIONS
Net Investment Income	$727,362	$1,669,012
Net Realized Gain (Loss) on Investments	476,414	451,467
Change in Unrealized Appreciation of Investments	(592,239)	120,186
Net increase (decrease) in net assets resulting from operations	611,537	2,240,665
DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(869,107)	(1,681,987)
Total distributions to shareholders	(869,107)	(1,681,987)
CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	—	1,556,887
Payments for Shares Redeemed	(27,163,722)	(3,141,410)
Net decrease in net assets derived from capital share transactions(b)	(27,163,722)	(1,584,523)
Net decrease in net assets	(27,421,292)	(1,025,845)
NET ASSETS
Beginning of Year	30,292,766	31,318,611
End of Year	$2,871,474	$30,292,766

(b)	Summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	—	75,000
Redemptions	(1,275,000)	(150,000)
Net Decrease	(1,275,000)	(75,000)

The accompanying notes are an integral part of these financial statements.

23

Abacus FCF Innovation Leaders ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31, 2024
OPERATIONS
Net Investment Income	$19,867	$206,169
Net Realized Gain (Loss) on Investments	11,230,424	5,572,688
Change in Unrealized Appreciation of Investments	(4,326,475)	1,916,752
Net increase in net assets resulting from operations	6,923,816	7,695,609
DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(104,159)	(285,155)
Total distributions to shareholders	(104,159)	(285,155)
CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	8,239,570	21,000,570
Payments for Shares Redeemed	(52,438,365)	(22,947,790)
Net decrease in net assets derived from capital share transactions(b)	(44,198,795)	(1,947,220)
Net increase (decrease) in net assets	(37,379,138)	5,463,234
NET ASSETS
Beginning of Year	44,909,630	39,446,396
End of Year	$7,530,492	$44,909,630

(b)	Summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	250,000	750,000
Redemptions	(1,475,000)	(800,000)
Net Decrease	(1,225,000)	(50,000)

The accompanying notes are an integral part of these financial statements.

24

Abacus FCF Real Assets Leaders ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31, 2024
OPERATIONS
Net Investment Income	$466,246	$1,498,442
Net Realized Gain on Investments	3,688,979	5,170,031
Change in Unrealized Appreciation (Depreciation) of Investments	(3,783,410)	409,343
Net increase in net assets resulting from operations	371,815	7,077,816
DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(1,114,930)	(2,055,975)
Total distributions to shareholders	(1,114,930)	(2,055,975)
CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	6,285,628	19,543,143
Payments for Shares Redeemed	(42,992,575)	(21,737,118)
Net decrease in net assets derived from capital share transactions(b)	(36,706,947)	(2,193,975)
Net increase (decrease) in net assets	(37,450,062)	2,827,866
NET ASSETS
Beginning of Year	44,675,478	41,847,612
End of Year	$7,225,416	$44,675,478

(b)	Summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	200,000	700,000
Redemptions	(1,375,000)	(750,000)
Net Decrease	(1,175,000)	(50,000)

The accompanying notes are an integral part of these financial statements.

25

Abacus FCF Leaders ETF
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period/year

	Six Months Ended January 31, 2025 (Unadutied)	Year Ended July 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period/year	$62.33	$54.00	$48.81	$55.12	$39.92	$37.59
Income from Investment Operations:
Net investment income(a)	0.27	0.49	0.53	0.60	0.28	0.25
Net realized and unrealized gain (loss) on investments	7.00	8.26	5.61	(1.59)	15.11	2.36
Total from investment operations	7.27	8.75	6.14	(0.99)	15.39	2.61
Less Distributions:
From net investment income	(0.27)	(0.42)	(0.52)	(0.47)	(0.19)	(0.28)
From net realized gain on investments	—	—	(0.43)	(4.85)	—	—
Total distributions	(0.27)	(0.42)	(0.95)	(5.32)	(0.19)	(0.28)
Net asset value, end of period/year	$69.33	$62.33	$54.00	$48.81	$55.12	$39.92
Total return	11.67%(b)	16.29%	12.87%	−2.92%(e)	38.64%	6.97%
Supplemental Data:
Net assets at end of period/year (000’s)	$670,726	$412,962	$203,857	$176,938	$203,949	$108,791
Ratios to Average Net Assets:
Expenses to average net assets	0.59%(c)	0.59%	0.59%	0.59%	0.59%	0.59%
Net investment income to average net assets	0.82%(c)	0.85%	1.09%	1.15%	0.61%	0.68%
Portfolio turnover rate(d)	34%(b)	70%	39%	51%	98%	83%

(a)	Calculated based on average shares outstanding during the year.
(b)	Not annualized.
(c)	Annualized.
(d)	Excludes impact of in-kind transactions.
(e)	During the fiscal year ended July 31, 2022, the Advisor reimbursed the Fund for certain losses. Had the Fund not been reimbursed for these losses the total return would have remained at −2.92%.
The accompanying notes are an integral part of these financial statements.

26

Abacus FCF International Leaders ETF
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period/year

	Six Months Ended January 31, 2025 (Unadutied)	Year Ended July 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period/year	$29.85	$27.96	$29.27	$36.38	$26.16	$26.02
Income from Investment Operations:
Net investment income(a)	0.26	0.55	1.02	1.12	0.44	0.25
Net realized and unrealized gain (loss) on investments	0.24	1.93	0.43(e)	(7.50)	9.98	0.40
Total from investment operations	0.50	2.48	1.45	(6.38)	10.42	0.65
Less Distributions:
From net investment income	(0.32)	(0.59)	(2.76)	(0.31)	(0.20)	(0.51)
From net realized gain on investments	—	—	—	(0.42)	—	—
Total distributions	(0.32)	(0.59)	(2.76)	(0.73)	(0.20)	(0.51)
Capital Share Transactions
Transaction fees (Note 1)	—	—	0.00(f)	—	—	—
Net asset value, end of period/year	$30.03	$29.85	$27.96	$29.27	$36.38	$26.16
Total return	1.64%(b)	9.00%	6.02%	−17.93%	39.96%	2.42%
Supplemental Data:
Net assets at end of period/year (000’s)	$126,869	$60,455	$53,826	$54,157	$59,114	$11,116
Ratios to Average Net Assets:
Expenses to average net assets	0.59%(c)	0.59%	0.59%	0.59%	0.59%	0.59%
Net investment income to average net assets	1.75%(c)	1.95%	3.79%	3.32%	1.32%	1.00%
Portfolio turnover rate(d)	28%(b)	55%	62%	42%	87%	45%

(a)	Calculated based on average shares outstanding during the year.
(b)	Not annualized.
(c)	Annualized.
(d)	Excludes impact of in-kind transactions.
(e)
As required by the SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not corrrelate to the aggregate of the net realized and unrealized loss in the Statements of Operations for the year ended July 31, 2023, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(f)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

27

Abacus Tactical High Yield ETF
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period/year

	Six Months Ended January 31, 2025 (Unadutied)	Year Ended July 31,			Period Ended July 31, 2021(a)
		2024	2023	2022
Net asset value, beginning of period/year	$21.26	$20.88	$22.13	$25.23	$25.00
Income from investment operations:
Net investment income(b)	0.66	1.11	0.93	0.61	0.57
Net realized and unrealized gain (loss) on investments	(0.35)	0.38	(1.33)	(3.08)	0.15
Total from investment operations	0.31	1.49	(0.40)	(2.47)	0.72
Less Distributions:
From net investment income	(2.43)	(1.11)	(0.85)	(0.63)	(0.49)
Total distributions	(2.43)	(1.11)	(0.85)	(0.63)	(0.49)
Net asset value, end of period/year	$19.14	$21.26	$20.88	$22.13	$25.23
Total return	1.48%(c)	7.39%	−1.73%	−9.96%	2.92%(c)
Supplemental Data:
Net assets at end of period/year (000’s)	$2,871	$30,293	$31,319	$47,587	$88,952
Ratios to Average Net Assets(f):
Expenses to average net assets	0.69%(d)	0.69%	0.69%	0.69%	0.69%(d)
Net investment income to average net Assets	6.13%(d)	5.34%	4.44%	2.52%	3.54%(d)
Portfolio turnover rate(e)	242%(c)	662%	792%	1029%	327%(c)

(a)	Commencement of operations on December 7, 2020.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes impact of in-kind transactions.
(f)	Income and expense ratios presented do not reflect the income and expenses of underlying funds.
The accompanying notes are an integral part of these financial statements.

28

Abacus FCF Innovation Leaders ETF
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period/year

	Six Months Ended January 31, 2025 (Unadutied)	Year Ended July 31,			Period Ended July 31, 2021(a)
		2024	2023	2022
Net asset value, beginning of period/year	$31.52	$26.74	$23.99	$29.61	$25.00
Income from investment operations:
Net investment income(b)	0.02	0.14	0.17	0.12	0.02
Net realized and unrealized gain (loss) on investments	6.57	4.86	2.85	(4.34)	4.60
Total from investment operations	6.59	5.00	3.02	(4.22)	4.62
Less Distributions:
From net investment income	(0.46)	(0.22)	(0.27)	(0.05)	(0.01)
From net realized gain on investments	—	—	—	(1.35)	—
Total distributions	(0.46)	(0.22)	(0.27)	(1.40)	(0.01)
Net asset value, end of period/year	$37.65	$31.52	$26.74	$23.99	$29.61
Total return	20.99%(c)	18.76%	12.84%	−15.16%	18.48%(c)
Supplemental Data:
Net assets at end of period/year (000’s)	$7,530	$44,910	$39,446	$92,953	$87,362
Ratios to Average Net Assets:
Expenses to average net assets	0.69%(d)	0.69%	0.69%	0.69%	0.69%(d)
Net investment income to average net assets	0.13%(d)	0.50%	0.72%	0.45%	0.11%(d)
Portfolio turnover rate(e)	37%(c)	86%	161%	82%	40%(c)

(a)	Commencement of operations on December 7, 2020.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes impact of in-kind transactions.
The accompanying notes are an integral part of these financial statements.

29

Abacus FCF Real Assets Leaders ETF
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period/year

	Six Months Ended January 31, 2025 (Unadutied)	Year Ended July 31, 2024		Period Ended July 31, 2022(a)
		2024	2023
Net asset value, beginning of period/year	$31.35	$28.37	$26.31	$25.00
Income from investment operations:
Net investment income(b)	0.51	0.98	1.21	0.63
Net realized and unrealized gain (loss) on investments	(0.63)	3.35	3.10	1.11(f)
Total from investment operations	(0.12)	4.33	4.31	1.74
Less Distributions:
From net investment income	(2.33)	(1.35)	(1.50)	(0.43)
From net realized gain on investments	—	—	(0.75)	—
Total distributions	(2.33)	(1.35)	(2.25)	(0.43)
Net asset value, end of period/year	$28.90	$31.35	$28.37	$26.31
Total return	−0.18%(c)	15.86%	17.62%	6.88%(c)
Supplemental Data:
Net assets at end of period/year (000’s)	$7,225	$44,675	$41,848	$34,857
Ratios to Average Net Assets:
Expenses to average net assets	0.69%(d)	0.69%	0.69%	0.69%(d)
Net investment income to average net assets	3.26%(d)	3.39%	4.62%	3.79%(d)
Portfolio turnover rate(e)	35%(c)	84%	90%	48%(c)

(a)	Commencement of operations on December 13, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes impact of in-kind transactions.
(f)
As required by the SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not corrrelate to the aggregate of the net realized and unrealized loss in the Statements of Operations for the period ended July 31, 2022, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

30

Abacus FCF ETF Trust
NOTES TO FINANCIAL STATEMENTS
January 31, 2025 (Unaudited)
1. ORGANIZATION
The Abacus FCF Leaders ETF (“ABFL”) (formerly known as the FCF US Quality ETF (TTAC)), Abacus FCF International Leaders ETF (“ABLG”) (formerly known as the FCF International Quality ETF (TTAI)), Abacus Tactical High Yield ETF (“ABHY”) (formerly known as the Donoghue Forlines Tactical High Yield ETF (DFHY)), Abacus FCF Innovation Leaders ETF (“ABOT”) (formerly known as the Donoghue Forlines Innovation ETF (DFNV)) and Abacus FCF Real Assets Leaders ETF (“ABLD”) (formerly known as the Donoghue Forlines Yield Enhanced Real Asset ETF (DFRA)) (each, a “Fund” and collectively, the “Funds”) are each a series of the Abacus FCF ETF Trust (formerly known as the TrimTabs ETF Trust) (the “Trust”). The Trust was organized as a Delaware statutory trust on April 2, 2014. Each Fund is classified as a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). ABFL commenced operations on September 27, 2016 and that is the date the initial creation units were established. The Fund seeks to generate long-term returns in excess of the total return of the Russell 3000® Index (the “Russell Index”), with less volatility than the Russell Index. ABLG commenced operations on June 27, 2017 and that is the date the initial creation units were established. The Fund seeks to generate long-term total returns. ABHY commenced operations on December 7, 2020 and that is the date the initial creation units were established. The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Abacus Tactical High Yield Index (formerly known as the FCF Tactical High Yield Index). ABHY is a “fund of funds”, meaning it will generally invest its assets in other registered investment companies. ABOT commenced operations on December 7, 2020 and that is the date the initial creation units were established. The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Abacus FCF Innovation Leaders Index (formerly known as the FCF US Quality Innovation Index). ABLD commenced operations on December 13, 2021 and that is the date the initial creation units were established. The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Abacus FCF Real Assets Leaders Index (formerly known as the FCF Yield Enhanced Real Asset Index).
Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe” or the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 25,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Each Fund currently offers one class of shares, which have no front-end sales loads, no deferred sales charges, and no redemption fees. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. ABFL charges $500 for the standard fixed creation fee, ABLG charges $2,000 for the standard fixed creation fee, and ABHY, ABOT and ABLD each charge $300 for the standard fixed creation fee, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the total value of the Creation Units subject to the transaction. Variable fees received by each Fund are displayed in the Capital Share Transactions section of the Statements of Changes in Net Assets. There were no variable fees charged in any Fund during the fiscal year. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges with respect to such Fund.

31

Abacus FCF ETF Trust
NOTES TO FINANCIAL STATEMENTS
January 31, 2025 (Unaudited)(Continued)
2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is a registered investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies followed by each Fund in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Security Transactions and Investment Income: Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are computed on the basis of specific identification. Dividend income and income from underlying investment companies is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities.
Dividend Distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. Each Fund distributes all or substantially all of its net investment income to shareholders in the form of dividends.
Federal Income Taxes: The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the year ended July 31, 2024, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the year ended July 31, 2024, the Funds did not have liabilities for any unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the year ended July 31, 2024, the Funds did not incur any interest or penalties. The Funds are subject to examination by U.S. taxing authorities for the prior three fiscal years.
Currency Translation: Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the Funds’ Statements of Operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Share Valuation: The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.
Guarantees and Indemnifications: The Funds indemnify their officers and trustees for certain liabilities that may arise from the performance of their duties to the Funds. Additionally, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on industry experience, the Funds expect that risk of loss to be remote.

32

Abacus FCF ETF Trust
NOTES TO FINANCIAL STATEMENTS
January 31, 2025 (Unaudited)(Continued)
Reclassification of Capital Accounts: U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the fiscal year ended July 31, 2024, the following table shows the reclassifications made:

Fund	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
ABFL	$(44,035,118)	$44,035,118
ABLG	$(3,342,206)	$3,342,206
ABHY	$(81,954)	$81,954
ABOT	$(5,278,159)	$5,278,159
ABLD	$(2,853,900)	$2,853,900

During the fiscal year ended July 31, 2024, the Funds realized the following net capital gains or losses resulting from in-kind redemptions in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains or losses are not taxable or deductible to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital.

Fund	Gains (Losses) from In-Kind Redemptions
ABFL	$46,583,144
ABLG	$3,914,300
ABHY	$105,440
ABOT	$5,318,796
ABLD	$2,907,475

Underlying Investment in Other Investment Companies: ABHY seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Abacus Tactical High Yield Index. The Fund seeks to achieve its investment objective by investing in Underlying ETFs. As of January 31, 2025, the Fund invested a portion of its assets in the SPDR Portfolio High Yield Bond ETF. As of January 31, 2025, the percentage of ABHY’s total net assets invested in the SPDR Portfolio High Yield Bond ETF was 22.1%. SPDR Portfolio High Yield Bond ETF’s financial statements can be found by accessing the SEC’s website at www.sec.gov.
The Funds participate in the securities lending program and receive cash collateral in return for securities lent. The collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and to maintain a stable net asset value of $1.00 per unit by investing in dollar-denominated securities with remaining maturities of 397 calendar days or less. As of January 31, 2025, the percentage of ABHY’s total net assets invested in the Mount Vernon Liquid Assets Portfolio, LLC was 33.9%. No other Fund had an investment in the Mount Vernon Liquid Assets Portfolio, LLC that exceeded 20% of total net assets as of January 31, 2025.
Subsequent Events: The Trust has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments or disclosures were required to the financial statements.
3. SECURITIES VALUATION
Investment Valuation: Each Fund calculates its net asset value (“NAV”) each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”).
Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national securities exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices.

33

Abacus FCF ETF Trust
NOTES TO FINANCIAL STATEMENTS
January 31, 2025 (Unaudited)(Continued)
Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.
Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.
Deposit accounts are valued at acquisition cost, which approximates fair value. Market quotations and indicative bids are obtained from outside pricing services. Additionally, the Funds’ Board of Trustees (the “Board”) has designated Abacus FCF Advisors LLC (formerly FCF Advisors LLC) (the “Adviser”) to serve as the valuation designee, pursuant to Rule 2a-5 under the 1940 Act, to perform the fair value determinations relating to any or all Fund investments. Accordingly, if a market quotation is not readily available or otherwise becomes unreliable, the Adviser will determine in good faith the price of the security held by the Funds based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board. In addition, the Adviser may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Funds’ NAV’s are calculated. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Foreign exchanges typically close before the time at which Fund share prices are calculated and may be closed altogether on some days when shares of the Funds are traded. Significant events affecting a foreign security may include, but are not limited to: corporate actions, earnings announcements, litigation or other events impacting a single issuer; governmental action that affects securities in one sector or country; natural disasters or armed conflicts affecting a country or region; or significant domestic or foreign market fluctuations.
Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Fair Valuation Measurement: The FASB established a framework for measuring fair value in accordance with GAAP. Under FASB ASC Topic 820, Fair Value Measurement, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

34

Abacus FCF ETF Trust
NOTES TO FINANCIAL STATEMENTS
January 31, 2025 (Unaudited)(Continued)
The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2025:
ABFL

Investments:	Level 1	Level 2	Level 3	Total
Common Stocks	$664,002,240	$—	$—	$664,002,240
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	44,630,924
Total Investments	$664,002,240	$—	$—	$708,633,164

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $44,630,924 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

ABLG

Investments:	Level 1	Level 2	Level 3	Total
Common Stocks	$123,966,277	$—	$—(a)	$123,966,277
Preferred Stocks	457,838	—	—	457,838
Warrants	—	—	—(a)	—(a)
Investments Purchased with Proceeds from Securities Lending(b)	—	—	—	7,964,111
Total Investments	$124,424,115	$—	$—(a)	$132,388,226

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.
(a)	Amount is less than $0.50.
(b)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $7,964,111 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

ABHY

Investments:	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,868,676	$—	$—	$2,868,676
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	972,615
Total Investments	$2,868,676	$—	$—	$3,841,291

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $972,615 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

35

Abacus FCF ETF Trust
NOTES TO FINANCIAL STATEMENTS
January 31, 2025 (Unaudited)(Continued)
ABOT

Investments:	Level 1	Level 2	Level 3	Total
Common Stocks	$7,502,986	$—	$—	$7,502,986
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	171,184
Total Investments	$7,502,986	$—	$—	$7,674,170

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $171,184 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

ABLD

Investments:	Level 1	Level 2	Level 3	Total
Common Stocks	$5,094,372	$—	$—	$5,094,372
Real Estate Investment Trusts	1,237,230	—	—	1,237,230
Master Limited Partnerships	669,491	—	—	669,491
Preferred Stocks	157,316	—	—	157,316
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	1,151,947
Total Investments	$7,158,409	$—	$—	$8,310,356

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $1,151,947 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Accounting Pronouncements: In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the Funds’ financial statements.
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). This change is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. The amendments are effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, and early adoption is permitted. Management has evaluated the impact of adopting this guidance with respect to the financial statements and disclosures and determined there is no impact for the Funds.
4. OTHER RELATED PARTY TRANSACTIONS
Pursuant to an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. The Adviser

36

Abacus FCF ETF Trust
NOTES TO FINANCIAL STATEMENTS
January 31, 2025 (Unaudited)(Continued)
administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Funds, including payment of Trustee compensation, in exchange for a single unitary management fee. For services provided to the Funds, ABFL and ABLG pay the Adviser 0.49% and 0.54%, respectively, of their average daily net assets. Prior to February 1, 2025, ABFL and ABLG each paid the Adviser a fee equal to 0.59% of its average daily net assets. ABHY, ABOT and ABLD each pay the Adviser 0.59% at an annual rate based on each Fund’s average daily net assets. Prior to February 1, 2025, ABHY, ABOT and ABLD each paid the Adviser a fee equal to 0.69% of its average daily net assets. Effective February 1, 2025, the Adviser contractually agreed to waive a portion of the management fee for ABHY, ABOT and ABLD equal to 0.20% of each Fund’s average daily net assets through at least November 28, 2026.
Certain officers and a Trustee of the Trust are affiliated with the Adviser and are not paid any fees by the Funds for serving in such capacities.
Effective December 10, 2024, the sub-advisory agreement with Donoghue Forlines LLC terminated and FCF Advisors LLC assumed day-to-day portfolio management responsibilities for ABHY, ABOT and ABLD. Prior to termination of the sub-advisory agreement, Donoghue Forlines was compensated for its services as a sub-adviser by the Adviser from the management fees the Adviser received from ABHY, ABOT and ABLD.
5. SERVICE AND CUSTODY AGREEMENTS
The Funds have entered into Service Agreements with U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, and a Custody Agreement with U.S. Bank, N.A. (“USB”), an affiliate of Fund Services. Under these agreements, Fund Services and USB provide certain transfer agency, administrative, accounting and custody services and are paid by the Adviser under the unitary fee arrangement noted above.
Quasar Distributors, LLC (“Quasar”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC (“Foreside”), doing business as ACA Group.
The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. To date, the Rule 12b-1 Plan has not been implemented for the Funds and there is no current intention to implement the Rule 12b-1 Plan.
6. INVESTMENT TRANSACTIONS
For the period ended January 31, 2025, the aggregate purchases and sales of securities by each Fund, excluding short-term securities and in-kind transactions, were as follows:

Fund	Purchases	Sales
ABFL	$180,712,663	$184,123,545
ABLG	$33,911,481	$23,937,518
ABHY	$54,148,154	$54,401,790
ABOT	$12,315,724	$11,526,349
ABLD	$10,005,454	$10,509,333

37

Abacus FCF ETF Trust
NOTES TO FINANCIAL STATEMENTS
January 31, 2025 (Unaudited)(Continued)
For the period ended January 31, 2025, in-kind transactions associated with creations and redemptions were as follows:

Fund	Purchases	Sales
ABFL	$350,233,770	$148,128,790
ABLG	$71,424,822	$16,469,873
ABHY	$—	$26,992,091
ABOT	$7,327,340	$52,293,841
ABLD	$5,857,655	$42,472,820

For the period ended January 31, 2025, there were no long-term purchases or sales of U.S. Government Securities for the Funds.
7. INCOME TAX INFORMATION
At July 31, 2024, the Funds’ most recent fiscal year end, the components of tax basis cost of investments and net unrealized appreciation for federal income tax purposes was as follows:

	ABFL	ABLG	ABHY	ABOT	ABLD
Tax cost of investments	$383,536,878	$56,335,602	$35,441,188	$43,657,467	$51,067,367
Gross tax unrealized appreciation	58,262,965	8,720,996	597,513	6,838,366	4,636,060
Gross tax unrealized depreciation	(10,239,481)	(4,687,322)	(73,037)	(2,035,952)	(1,009,865)
Net tax unrealized appreciation (depreciation)	48,023,484	4,033,674	524,476	4,802,414	3,626,195
Undistributed ordinary income	566,980	136,332	140,549	84,266	823,860
Undistributed long-term capital gains	—	—	—	—	—
Distributable earnings	566,980	136,332	140,549	84,266	823,860
Other accumulated gain (loss)	(15,932,118)	(10,366,230)	(7,685,315)	(11,269,785)	(93,797)
Total distributable earnings (accumulated deficit)	$32,658,346	$(6,196,224)	$(7,020,290)	$(6,383,105)	$4,356,258

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. The other accumulated losses presented in the table above for ABLG and ABLD differ from the capital loss carryforwards presented in the table below due to foreign currency unrealized gains in ABLG and accumulated outstanding passive activity losses from partnership interests in ABLD.
At July 31, 2024, the Funds’ most recent fiscal year end, the Funds had the following capital loss carryforwards:

Fund	Short-Term	Long-Term	Total	Expires
ABFL	$9,725,937	$6,206,181	$15,932,118	Indefinite
ABLG	$4,547,257	$5,819,286	$10,366,543	Indefinite
ABHY	$7,343,379	$341,936	$7,685,315	Indefinite
ABOT	$7,974,622	$3,295,163	$11,269,785	Indefinite
ABLD	$—	$—	$—	N/A

38

Abacus FCF ETF Trust
NOTES TO FINANCIAL STATEMENTS
January 31, 2025 (Unaudited)(Continued)
During the tax year ended July 31, 2024, the Funds’ most recent fiscal year end, the following Funds utilized capital loss carryforwards:

Fund	Amount
ABHY	$(26,742)
ABOT	$(296,296)
ABLD	$(1,655,249)

The tax character of distributions paid by the Funds during the six months ended January 31, 2025 and the fiscal year ended July 31, 2024 were as follows:

	Ordinary Income
Fund	Six Months Ended January 31, 2025	Year Ended July 31, 2024
ABFL	$2,041,779	$2,366,744
ABLG	$861,269	$1,209,387
ABHY	$869,107	$1,681,987
ABOT	$104,159	$285,155
ABLD	$1,114,930	$2,055,975

8. SECURITIES LENDING
Following terms of a securities lending agreement with USB, each Fund may lend securities from its portfolio to brokers, dealers and financial institutions in order to increase the return on its portfolio, primarily through the receipt of borrowing fees and earnings on invested collateral. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to 105% of the value of the loaned securities that are foreign securities or 102% of the value of any U.S. loaned securities. Loans shall be marked to market daily. If the market value of the collateral at the close of trading on a business day is less than the margin percentage of the market value of the loaned securities at the close of trading that day, reasonable efforts will be made to seek an additional amount of collateral the following business day. During the time securities are on loan, the borrower will pay the Funds any accrued income on those securities, and the Funds may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, relevant facts dealer or financial institution. Securities lending involves the risk of a default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. A Fund also could lose money in the event of a decline in the value of the collateral provided for loaned securities. Additionally, the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price. Any decline in the value of a security that occurs while the security is out on loan would continue to be borne by the Funds.
Each Fund receives cash as collateral in return for securities lent, if any, as part of the securities lending program. The collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit. As of January 31, 2025, the Funds held the following amounts in the Mount Vernon Liquid Assets Portfolio, LLC:

Fund	Amount Held at January 31, 2025
ABFL	$44,630,924
ABLG	$7,964,111
ABHY	$972,615
ABOT	$171,184
ABLD	$1,151,947

39

Abacus FCF ETF Trust
NOTES TO FINANCIAL STATEMENTS
January 31, 2025 (Unaudited)(Continued)
The remaining contractual maturity of all securities lending transactions is overnight and continuous. The Funds are not subject to a master netting agreement with respect to securities lending; therefore no additional disclosures are required. The income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the Funds’ Statements of Operations. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to the Custodian as lending agent.
9. CERTAIN RISKS
Concentration Risk. A fund concentrated in an industry or group of industries is likely to present more risks than a fund that is broadly diversified over several industries or groups of industries. Compared to the broad market, an individual industry or group of related industries may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock or regulatory changes.
Depositary Receipts Risk. The risks of investments in depositary receipts are substantially similar to a direct investment in a foreign security. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including due to: differences in information available about foreign issuers; differences in investor protection standards in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.
Emerging Markets Risk. Investments in emerging markets are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations than investments in more developed markets. Companies in emerging markets may be subject to less stringent regulatory, accounting, auditing, and financial reporting and recordkeeping standards than companies in more developed countries, which could impede the Adviser’s ability to evaluate such companies or impact ABLG’s performance. Securities laws and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions may be limited or otherwise impaired. In addition, investments in emerging markets may experience lower trading volume, greater price fluctuations, delayed settlement, unexpected market closures and lack of timely information, and may be subject to additional transaction costs.
Equity Investing Risk. An investment in ABFL, ABLG, ABOT or ABLD involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.
Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including due to: differences in information available about foreign issuers; differences in investor protection standards in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, the Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns.
Geographic Region Risk. To the extent that the Funds invest a significant portion of their assets in a specific geographic region or a particular country, the Funds will generally have more exposure to that region or country’s economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a significant portion of the Funds’ assets are invested, the Funds may experience substantial illiquidity or reduction in the value of the Funds’ investments. Adverse conditions in a certain region or country can also adversely affect securities of issuers in other countries whose economies appear to be unrelated.

40

Abacus FCF ETF Trust
NOTES TO FINANCIAL STATEMENTS
January 31, 2025 (Unaudited)(Continued)
High Yield (Junk Bond) Securities Risk. High yield securities and unrated securities of similar credit quality are considered to be speculative with respect to the issuer’s continuing ability to make principal and interest payments and are generally subject to greater levels of credit quality risk than investment grade securities. High yield securities are usually issued by companies, including smaller and medium capitalization companies, without long track records of sales and earnings, or with questionable credit strength. These companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying floating rate loans. These fixed-income securities are considered below “investment-grade.” The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell these securities or could result in lower prices than higher-rated fixed income securities. These risks can reduce the value of the shares of an Underlying ETF and the income it earns.
MLP Risk. An MLP is a publicly traded partnership primarily engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. MLP common units, like other equity securities, can be affected by macroeconomic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices of other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.
MLP Tax Risk. MLPs taxed as partnerships, subject to the application of certain partnership audit rules, generally do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the MLP’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by ABLD were treated as corporations for U.S. federal income tax purposes, it could result in a reduction in the value of your investment in ABLD and lower income.
Real Assets Industry Group Risk. The risks of investing in the Real Assets Industry Group include the risks of focusing investments in the real estate, infrastructure, commodities and natural resources related sectors, and adverse developments in these sectors may significantly affect the value of the Shares. Accordingly, ABLD is more susceptible to adverse developments affecting one or more of these sectors than a fund that invests more broadly, and the Fund may perform poorly during a downturn affecting issuers in those sectors. Companies involved in activities related to the Real Assets Industry Group can be adversely affected by, among other things, government regulation or deregulation, global political and economic developments, energy and commodity prices, the overall supply and demand for oil and gas, changes in tax zoning laws, environmental issues, and low inflation.
Real Estate Investment Trust (“REIT”) Risk. A REIT is a company that pools investor funds to invest primarily in income producing real estate or real estate related loans or interests. ABLD may be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders and may be subject to defaults by borrowers and to self-liquidations.
Sector Focus Risk. To the extent that the Fund’s investments are focused on a particular sector, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries or sector. Focusing on a particular sector could increase the Fund’s volatility over the short term.
Underlying ETFs Risk. In seeking to track its Underlying Index, each of ABHY and ABOT may invest a portion of its assets in Underlying ETFs. In those situations, the Fund’s investment performance is directly related to the performance of the Underlying ETFs. The Fund’s net asset value (or “NAV”) will change with changes in the value of the Underlying ETFs based on their market valuations. An investment in the Fund will entail more costs and expenses than a direct investment in the Underlying ETFs. As the Underlying ETFs, or the Fund’s allocations among the

41

Abacus FCF ETF Trust
NOTES TO FINANCIAL STATEMENTS
January 31, 2025 (Unaudited)(Continued)
Underlying ETFs, change from time to time, or to the extent that the total annual fund operating expenses of any Underlying ETF changes, the weighted average operating expenses borne by the Fund may increase or decrease.
U.S. Treasury Securities Risk. U.S. Treasury securities may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of a government may cause the value of U.S. Treasury securities or Underlying ETFs providing exposure to such securities to decline.
10. ADVISER, TRUST AND FUND NAME CHANGES.
On December 2, 2024 Abacus Life, Inc. (“Abacus”), a pioneering global alternative asset manager specializing in leveraging longevity data and actuarial technology announced it had completed the acquisition of the Adviser. In December 2024, as part of a rebranding effort in connection with the acquisition, the Adviser, Trust and Funds changed names, as described in the Organization section of the notes to financial statements. Additionally, each Fund changed tickers.
11. REPORT OF THE FUNDS’ SPECIAL SHAREHOLDER MEETING (Unaudited)
A special shareholder meeting was held on October 30, 2024. The meeting was adjourned three times to November 1, 2024, November 5, 2024 and November 25, 2024. By the November 25, 2024 meeting, shareholders of the Funds had voted to elect David A. Kelly, Paul Hatch and Jay Jackson as Trustees of the Trust of which the Funds are series for an indefinite term of office. Stephen J. Posner, who was previously elected by shareholders of the Funds, continued to serve on the Board after the special meeting. Additional proposals were voted upon by each Fund and are described in the tabulation information below. The meetings took place prior to the fund name changes that occurred in December 2024. Please refer to the “Organization” section of the Notes to Financial Statements for details on name changes. The vote results by Fund were as follows:
FCF US Quality ETF

Securities	Outstanding Shares	Shares Voted	Voted %	Actual Vote	% Actual Vote	Broker Non-Vote	% Broker Non-Vote
Fund Total	6,650,000	5,541,030	83.32%	3,352,629	50.42%	2,188,401	32.91%

1. To elect three (3) Trustees to the Board

Director	For	% For	% For of O/S	Withhold	% Withhold	Withhold of O/S
1-1. David A. Kelly	5,462,749	98.59%	82.15%	78,281	1.41%	1.18%
1-2. Paul Hatch	5,529,525	99.79%	83.15%	11,505	0.21%	0.17%
1-3. Jay Jackson	5,530,767	99.81%	83.17%	10,263	0.19%	0.15%

2. To approve a new investment advisory agreement between the Trust, on behalf of FCF US Quality ETF, and FCF Advisors LLC (“FCF”)

For	% For	% For of O/S	Against	Against	% Against of O/S	Abstain	% Abstain	% Abstain of O/S	Broker Non-Vote	% Broker Non-Vote
3,335,488	60.20%	50.16%	2,570	0.05%	0.04%	14,571	0.26%	0.22%	2,188,401	39.49%

42

Abacus FCF ETF Trust
NOTES TO FINANCIAL STATEMENTS
January 31, 2025 (Unaudited)(Continued)
FCF International Quality ETF

Securities	Outstanding Shares	Shares Voted	% Voted	Actual Vote	% Actual Vote	Broker Non-Vote	% Broker Non-Vote
Fund Total	2,000,000	1,677,074	83.85%	1,136,849	56.84%	540,225	27.01%

1. To elect three (3) Trustees to the Board

Director	For	% For	% For of O/S	Withhold	% Withhold	Withhold of O/S
1-1. David A. Kelly	1,674,740	99.86%	83.74%	2,334	0.14%	0.12%
1-2. Paul Hatch	1,676,375	99.96%	83.82%	699	0.04%	0.03%
1-3. Jay Jackson	1,676,375	99.96%	83.82%	699	0.04%	0.03%

2. To approve a new investment advisory agreement between the Trust, on behalf of FCF International Quality ETF, and FCF

For	% For	% For of O/S	Against	Against	% Against of O/S	Abstain	% Abstain	% Abstain of O/S	Broker Non-Vote	% Broker Non-Vote
1,135,946	67.73%	56.80%	75	0.00%	0.00%	828	0.05%	0.04%	540,225	32.21%

Donoghue Forlines Tactical High Yield ETF

Securities	Outstanding Shares	Shares Voted	% Voted	Actual Vote	% Actual Vote	Broker Non-Vote	%Broker Non-Vote
Fund Total	1,425,000	1,279,945	89.82%	792,380	55.61%	487,565	34.22%

1. To elect three (3) Trustees to the Board

Director	For	% For	% For of O/S	Withhold	% Withhold	Withhold of O/S
1-1. David A. Kelly	1,275,728	99.67%	89.52%	4,217	0.33%	0.30%
1-2. Paul Hatch	1,278,431	99.88%	89.71%	1,514	0.12%	0.11%
1-3. Jay Jackson	1,278,431	99.88%	89.71%	1,514	0.12%	0.11%

2. To approve a new investment advisory agreement between the Trust, on behalf of Donoghue Forlines Tactical High Yield ETF, and FCF

For	% For	% For of O/S	Against	Against	% Against of O/S	Abstain	% Abstain	% Abstain of O/S	Broker Non-Vote	% Broker Non-Vote
785,491	61.37%	55.12%	1,190	0.09%	0.08%	5,699	0.45%	0.40%	487,565	38.09%

3. To approve a new sub-advisory agreement between FCF and Donoghue Forlines LLC with respect to Donoghue Forlines Tactical High Yield ETF.

For	% For	% For of O/S	Against	Against	% Against of O/S	Abstain	% Abstain	% Abstain of O/S	Broker Non-Vote	% Broker Non-Vote
785,491	61.37%	55.12%	1,190	0.09%	0.08%	5,699	0.45%	0.40%	487,565	38.09%

43

Abacus FCF ETF Trust
NOTES TO FINANCIAL STATEMENTS
January 31, 2025 (Unaudited)(Continued)
Donoghue Forlines Innovation ETF

Securities	Outstanding Shares	Shares Voted	% Voted	Actual Vote	% Actual Vote	Broker Non-Vote	% Broker Non-Vote
Fund Total	1,625,000	1,471,771	90.57%	976,643	60.10%	495,128	30.47%

1. To elect three (3) Trustees to the Board

Director	For	% For	% For of O/S	Withhold	% Withhold	Withhold of O/S
1-1. David A. Kelly	1,465,323	99.56%	90.17%	6,448	0.44%	0.40%
1-2. Paul Hatch	1,467,644	99.72%	90.32%	4,128	0.28%	0.25%
1-3. Jay Jackson	1,467,644	99.72%	90.32%	4,128	0.28%	0.25%

2. To approve a new investment advisory agreement between the Trust, on behalf of Donoghue Forlines Innovation ETF, and FCF

For	% For	% For of O/S	Against	Against	% Against of O/S	Abstain	% Abstain	% Abstain of O/S	Broker Non-Vote	% Broker Non-Vote
965,940	65.63%	59.44%	3,176	0.22%	0.20%	7,526	0.51%	0.46%	495,129	33.64%

3. To approve a new sub-advisory agreement between FCF and Donoghue Forlines LLC with respect to Donoghue Forlines Innovation ETF.

For	% For	% For of O/S	Against	Against	% Against of O/S	Abstain	% Abstain	% Abstain of O/S	Broker Non-Vote	% Broker Non-Vote
961,418	65.32%	59.16%	4,177	0.28%	0.26%	11,047	0.75%	0.68%	495,128	33.64%

Donoghue Forlines Yield Enhanced Real Asset ETF

Securities	Outstanding Shares	Shares Voted	% Voted	Actual Vote	% Actual Vote	Broker Non-Vote	% Broker Non-Vote
Fund Total	1,550,000	1,248,706	80.56%	804,410	51.90%	444,296	28.66%

1. To elect three (3) Trustees to the Board

Director	For	% For	% For of O/S	Withhold	% Withhold	Withhold of O/S
1-1. David A. Kelly	1,244,757	99.68%	80.31%	3,948	0.32%	0.25%
1-2. Paul Hatch	1,248,706	100.00%	80.56%	0	0.00%	0.00%
1-3. Jay Jackson	1,248,706	100.00%	80.56%	0	0.00%	0.00%

2. To approve a new investment advisory agreement between the Trust, on behalf of Donoghue Forlines Yield Enhanced Real Asset ETF, and FCF

For	% For	% For of O/S	Against	Against	% Against of O/S	Abstain	% Abstain	% Abstain of O/S	Broker Non-Vote	% Broker Non-Vote
802,349	64.25%	51.76%	0	0.00%	0.00%	2,061	0.17%	0.13%	444,296	35.58%

3. To approve a new sub-advisory agreement between FCF and Donoghue Forlines LLC with respect to Donoghue Forlines Yield Enhanced Real Asset ETF.

For	% For	% For of O/S	Against	Against	% Against of O/S	Abstain	% Abstain	% Abstain of O/S	Broker Non-Vote	% Broker Non-Vote
802,349	64.25%	51.76%	0	0.00%	0.00%	2,061	0.17%	0.13%	444,296	35.58%

44

Abacus FCF ETF Trust
Additional Information (Unaudited)
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
See note 11 in the Notes to Financial Statements.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
The Advisor has agreed to pay all operating expenses of the Fund(s) pursuant to the terms of the Investment Advisory Agreement, subject to certain exclusions provided therein. As a result, the Advisor is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Funds’ most recent Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

45

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2)  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable.

(3)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4)  Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)  Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Abacus FCF ETF Trust

By (Signature and Title)*	/s/ Jay Jackson
Jay Jackson, President (Principal Executive Officer)

Date	04/08/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jay Jackson
Jay Jackson, President (Principal Executive Officer)

Date	04/08/2025

By (Signature and Title)*	/s/ Vince Chen
Vince (Qijun) Chen, Treasurer (Principal Financial Officer)

Date	04/08/2025

* Print the name and title of each signing officer under his or her signature.